Note 4 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the six-month period ended June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Voyage revenue	$406,917	$74,347	$133,448	$-	$-	$-	$614,712
Intersegment voyage revenue	-	3,079	-	-	-	(3,079)	-
Income from investments in leaseback vessels	-	-	-	1,477	-	-	1,477
Net Income/ (Loss) for the Period	$306,067	$(31,715)	$(57,516)	$571	$(1,149)	$-	$216,258
For the six-month period ended June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$380,260	$178,677	$-	$558,937
Net Income for the Period	$168,559	$75,689	$776	$245,024
As of June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Total Assets	$3,240,823	$724,177	$508,833	$98,280	$738,859	$(2,718)	$5,308,254
As of December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Total Assets	$3,272,559	$771,027	$101,807	$751,838	$(1,002)	$4,896,229